Businesses Acquired - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)		12 Months Ended
	Aug. 07, 2014	Dec. 31, 2016	Dec. 31, 2015
Maximum [Member]
Business Acquisition [Line Items]
Property amortization period		12 years
SPTS Technologies Group Limited [Member] | In-Process Research & Development [Member]
Business Acquisition [Line Items]
Property amortization period			7 years
SPTS Technologies Group Limited [Member] | Customer Relations and Trade Names [Member]
Business Acquisition [Line Items]
Property amortization period	5 years
SPTS Technologies Group Limited [Member] | Maximum [Member] | Technology and Intellectual Property [Member]
Business Acquisition [Line Items]
Property amortization period	7 years